UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-14153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     February 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $2,165,420 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLAYMORE EXCHANGE TRD FD TR    GUGG CHN SML CAP 18383Q853    48742  2031750 SH       SOLE                  2031750        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176    28456   234381 SH       SOLE                   234381        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    36072   813345 SH       SOLE                   813345        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440    39308   365693 SH       SOLE                   365693        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   210241  3697512 SH       SOLE                  3697512        0        0
ISHARES TR                     RUSSELL 1000     464287622   230045  2906440 SH       SOLE                  2906440        0        0
ISHARES TR                     RUSL 2000 GROW   464287648      277     2905 SH       SOLE                     2905        0        0
ISHARES TR                     RUSSELL 2000     464287655    44080   522787 SH       SOLE                   522787        0        0
ISHARES TR                     AGENCY BD FD     464288166     1341    11835 SH       SOLE                    11835        0        0
ISHARES TR                     MSCI SMALL CAP   464288273    43562  1070052 SH       SOLE                  1070052        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   354134  3279326 SH       SOLE                  3279326        0        0
ISHARES TR                     BARCLYS CR BD    464288620   116818  1032323 SH       SOLE                  1032323        0        0
ISHARES TR                     BARCLYS INTER CR 464288638    47592   427644 SH       SOLE                   427644        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661    46527   377596 SH       SOLE                   377596        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    25776   492665 SH       SOLE                   492665        0        0
MARKET VECTORS ETF TR          MKTVEC INTMUETF  57060U845      505    21368 SH       SOLE                    21368        0        0
POWERSHS DB MULTI SECT COMM    PS DB AGRICUL FD 73936B408    29673  1061633 SH       SOLE                  1061633        0        0
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507   101045  3895354 SH       SOLE                  3895354        0        0
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705    18520   960644 SH       SOLE                   960644        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   161399  4761033 SH       SOLE                  4761033        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    30774   807280 SH       SOLE                   807280        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706    24602   932233 SH       SOLE                   932233        0        0
SCHWAB STRATEGIC TR            US DIVIDEND EQ   808524797    25540   901186 SH       SOLE                   901186        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805   143980  5310944 SH       SOLE                  5310944        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    24755   807974 SH       SOLE                   807974        0        0
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854    31859   589108 SH       SOLE                   589108        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    23124   396635 SH       SOLE                   396635        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    31032  1147214 SH       SOLE                  1147214        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    44196   618815 SH       SOLE                   618815        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    18277   112805 SH       SOLE                   112805        0        0
SPDR SERIES TRUST              BRC HGH YLD BD   78464A417    38911   955808 SH       SOLE                   955808        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    28803  1184833 SH       SOLE                  1184833        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    40877   670003 SH       SOLE                   670003        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607    34664   475040 SH       SOLE                   475040        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      507     7711 SH       SOLE                     7711        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736      261     3665 SH       SOLE                     3665        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      217     3692 SH       SOLE                     3692        0        0
VANGUARD SCOTTSDALE FDS        VNG RUS2000IDX   92206C664      263     3923 SH       SOLE                     3923        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406    38665   695668 SH       SOLE                   695668        0        0